Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022
Schedule of Impairment [Line Items]
Total impairment	£ 662	£ 1,141	£ 381
In respect of:
Charge/(credit) for methodology and model changes in financial assets	(3)	(66)	3	£ (63)
Other assets
Schedule of Impairment [Line Items]
Total impairment	(2)	16	6
Impairment on drawn balances
Schedule of Impairment [Line Items]
Total impairment	664	1,048	346
Loan commitments and financial guarantees
Schedule of Impairment [Line Items]
Total impairment	1	87	35
Financial assets held at amortised cost
In respect of:
Financial assets held at amortised cost	666	1,032	340
Financial assets held at amortised cost | Loans and advances to banks
In respect of:
Financial assets held at amortised cost	(3)	11	3
Financial assets held at amortised cost | Loans and advances to customers
In respect of:
Financial assets held at amortised cost	667	1,016	335
Financial assets held at amortised cost | Debt securities
In respect of:
Financial assets held at amortised cost	2	5	2
Financial assets at fair value through other comprehensive income
Schedule of Impairment [Line Items]
Total impairment	(3)	6	0
Impairment
Schedule of Impairment [Line Items]
Impact of transfers between stages	431	493	421
Other changes in credit quality	374	469	21
Additions and repayments	(150)	183	(65)
Other items	7	(4)	4
Total charge in the period, excluding transfers	£ 231	£ 648	£ (40)